Risk Management - Schedule of Liabilities (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Liabilities [Line Items]
Third-party funds	R$ 32,518,418	R$ 29,974,830
Obligations to FIDC FGTS quota holders	722,255	815,557
Trade payables	5,813,723	5,497,113
Derivative financial instrument	9,768	15,751
Total	38,531,911	36,303,251
Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	2,745,636	2,333,625
Derivative financial instrument	9,768	15,751
Total	15,152,084	13,938,678
From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	970,929	955,257
Derivative financial instrument
Total	3,393,058	3,225,473
From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	594,436	651,297
Derivative financial instrument
Total	1,788,312	1,770,295
From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	428,352	1,057,411
Derivative financial instrument
Total	3,174,135	3,630,982
From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders
Trade payables	942,598	485,049
Derivative financial instrument
Total	4,787,508	4,088,812
Over 365 days [Member]
Schedule of Liabilities [Line Items]
Obligations to FIDC FGTS quota holders	722,255	815,557
Trade payables	131,773	14,474
Derivative financial instrument
Total	10,236,815	9,649,011
Payment accounts [Member]
Schedule of Liabilities [Line Items]
Third-party funds	979,128	856,573
Payment accounts [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	979,128	856,573
Payment accounts [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Payment accounts [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
CDB’s [Member]
Schedule of Liabilities [Line Items]
Third-party funds	29,772,564	27,838,964
CDB’s [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	10,959,692	10,206,007
CDB’s [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	2,422,129	2,270,216
CDB’s [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	1,193,876	1,118,998
CDB’s [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	2,745,783	2,573,571
CDB’s [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	3,844,910	3,603,763
CDB’s [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	8,606,174	8,066,409
Financial Instruments [Member]
Schedule of Liabilities [Line Items]
Third-party funds	776,613	752,571
Financial Instruments [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Financial Instruments [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	776,613	752,571
Others [Member]
Schedule of Liabilities [Line Items]
Third-party funds	457,860	526,722
Others [Member] | Up to 30 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds	457,860	526,722
Others [Member] | From 31 to 60 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | From 61 to 90 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | From 91 to 180 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | From 181 to 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds
Others [Member] | Over 365 days [Member]
Schedule of Liabilities [Line Items]
Third-party funds